Accounts Receivable, Net of Allowance for Doubtful Accounts (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Accounts Receivable, Net of Allowance for Doubtful Accounts [Abstract]
Schedule of Accounts Receivable

The components of accounts receivable were as follows:

(In USD)

As at	December 31, 2024	March 31, 2024

Accounts receivable	$110,542	$207,971
Allowance for credit losses	(13,414)	(13,774)
Net accounts receivable	$97,128	$194,197

The components of accounts receivables were as follows:

As at	March 31, 2024	March 31, 2023
Accounts receivable	$207,971	$255,175
Allowance for credit losses	(13,774)	-
Net accounts receivable	194,197	255,175